Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2018
Loss Before Tax [Abstract]
Summary of Loss Before Tax

Loss before tax items include:

	Note	2016	2017	2018
Employee benefits	7	90,289	123,331	220,484
Operating leases		12,322	18,162	19,244
Research and development costs expensed		4,972	5,102	12,455
Loss on disposal of non-current assets		261	42	1,028
Depreciation—Property, plant & equipment (note 16)		2,451	3,648	7,338
Amortization—Intangible assets (note 15)		4,446	7,332	16,199
Auditors’ remuneration		411	1,095	2,152